Income Tax (Recovery) Expense - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Statement [Line Items]
Applicable tax rate	25.00%	25.00%
Canadian Federal Income Tax [Member]
Statement [Line Items]
Applicable tax rate	15.00%	15.00%
Canadian Provincial Income Tax [Member]
Statement [Line Items]
Applicable tax rate	10.00%	10.00%